RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

(a)	Details of amounts due from related parties as of December 31, 2013 and 2014 are as follows:

	December 31,
	2013	2014

Changzhou Mobile	$52,271	$-
DMG Chongqing	799,613	308,276
Henan Mobile	72,827	-
Hubei Mobile	217,212	200,605
Jilin Mobile	109,662	187,373
Ningbo Mobile	310,913	321,708
Shenzhen Mobile	23,926	211,323
Shenzhen Media	45,200	15,156
Director and management of the Company	697,304	815,648
Shenzhen Deshan Yinshi Co., Ltd. ("Shenzhen Deshan")	-	407,266
	$2,328,928	$2,467,355

The amounts due from related parties are non-interest bearing and repayable on demand.

(b)	Details of amounts due to related parties as of December 31, 2013 and 2014 are as follows:

	December 31,
	2013	2014

Chengdu Mobile	$332,253	$-
Changzhou Mobile	-	2,610
Suzhou Mobile	64,235	63,941
Eastlong Huatong	78,633	56,119
Shenzhen Champs Elysees Renovations Co., Ltd. ("Champs Elysees")	3,825	3,807
Shenzhen Meidi Zhiye Development Co., Ltd. ("Zhiye")	21,352	219,094
Shenzhen Meiye Qiye Development Co., Ltd. ("Qiye")	1,035	1,029
Wuxi Guangtong	457,121	115,093
Zhongguanguoji	719,089	715,797
	$1,677,543	$1,177,490

The amounts due to related parties are non-interest bearing and repayable on demand.

Zhiye, Qiye and Shenzhen Deshan are companies in which the Chief Executive Officer of the Company holds a beneficial interest and Champs Elysees is a company in which the Chief Executive Officer's wife holds a beneficial interest.

The amounts due from (to) related parties mainly arise from trading transactions with related parties (such as receipt of services rendered by related parties) and payments of expenses on behalf of the related parties.

(c)	Advertising service revenue and equipment revenue to related parties

The Group provided advertising service and sold digital equipment at negotiated price to related parties for a total amount of $747,550, $2,242,573 and $1,955,164 for the years ended December 31, 2012, 2013 and 2014, respectively. Details are as follows:

	Year ended December 31,
	2012	2013	2014

Chengdu Mobile	$(564)	$-	$-
DMG Chongging	(746,587)	(1,139,078)	(931,444)
Hubei Mobile	(399)	(1,102)	-
Jilin Mobile	-	(226)	-
Ningbo Mobil	-	(296,040)	(254,931)
Shenzhen Deshan Yinshi Co., Ltd. ("Shenzhen Deshan")	-	(806,127)	(768,789)
	$(747,550)	$(2,242,573)	$(1,955,164)

Shenzhen Deshan is a company in which the Chief Executive Officer of the Company holds a beneficial interest.

The Group has purchased digital equipment at negotiated price from related parties of $693,614, $648,935 and $33,179 for the years ended December 31, 2012, 2013 and 2014, respectively.

(d)	Services rendered by related parties

The Group has received broadcasting service and other services from related parties at negotiated prices for a total amount of $9,822,584, $8,393,864 and $6,971,581 for the years ended December 31, 2012, 2013 and 2014, respectively. Details are as follows:

	Year ended December 31,
	2012	2013	2014

Chengdu Mobile	$2,018,325	$1,859,950	$1,689,243
Dalian Mobile	1,536,657	770,964	831,172
DMG Chonqging	286,665	387,798	640,246
Eastlong Huatong	-	300,791	334,035
Guangtong Mobile	1,229,301	1,323,535	-
Henan Mobile	374,435	556,960	597,393
Hubei Mobile	1,132,080	1,303,298	948,592
Jilin Mobile	578,175	602,118	52,213
Ningbo Mobile	1,363,903	761,977	813,908
Suzhou Mobile	1,303,043	526,473	921,405
Shenzhen Media	-	-	143,374
	$9,822,584	$8,393,864	$6,971,581

(e)	Rental expense

During the years ended December 31, 2012, 2013 and 2014, the Group rented office space from Zhiye. The rate for rent was determined based on negotiated prices. The rental expense for the years ended December 31, 2012, 2013 and 2014 was $303,269, $340,556 and $361,417, respectively.

(f)	Others

For the years ended December 31, 2012, 2013 and 2014, the Group paid office decoration charges of $324,444, $4,446 and $377,079, respectively, to Champs Elysees. During the years ended December 31, 2012, 2013 and 2014, the Group also paid property management fees and utility expenses of $48,274, $53,355 and $59,973, respectively, to Shenzhen Champs Elysees Management Co. Ltd. ("Champs Elysees Management").

Champs Elysees Management is a company in which the Chief Executive Officer's wife holds a beneficial interest.